UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Growth
Strategies Fund
(formerly Fidelity Advisor Aggressive
Growth Fund)

Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805754.105

AAG-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.5%
Johnson Controls, Inc.	18,200	$ 450,814
Automobiles - 1.0%
Ford Motor Co. (a)	40,100	304,760
Hotels, Restaurants & Leisure - 4.0%
Starbucks Corp. (a)	31,045	589,545
Starwood Hotels & Resorts Worldwide, Inc.	19,722	587,321
		1,176,866
Household Durables - 1.8%
Black & Decker Corp.	3,397	149,876
Harman International Industries, Inc.	12,558	376,614
		526,490
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	3,300	267,927
Specialty Retail - 4.9%
Ross Stores, Inc.	6,381	297,610
TJX Companies, Inc.	16,171	581,347
Urban Outfitters, Inc. (a)	10,400	295,672
Zumiez, Inc. (a)	21,388	270,344
		1,444,973
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	18,807	396,075
Polo Ralph Lauren Corp. Class A	5,100	338,538
		734,613
TOTAL CONSUMER DISCRETIONARY		4,906,443
CONSUMER STAPLES - 8.6%
Beverages - 2.2%
Heckmann Corp. (a)(c)	151,249	629,196
Food Products - 6.4%
Bunge Ltd.	9,885	662,394
Corn Products International, Inc.	19,706	584,480
Ralcorp Holdings, Inc. (a)	10,346	649,005
		1,895,879
TOTAL CONSUMER STAPLES		2,525,075
Common Stocks - continued
	Shares	Value
ENERGY - 2.0%
Energy Equipment & Services - 1.1%
Weatherford International Ltd. (a)	15,500	$ 309,225
Oil, Gas & Consumable Fuels - 0.9%
Denbury Resources, Inc. (a)	17,897	272,392
TOTAL ENERGY		581,617
FINANCIALS - 9.4%
Capital Markets - 3.1%
Greenhill & Co., Inc.	8,101	641,599
The Blackstone Group LP	20,650	266,179
		907,778
Commercial Banks - 3.2%
Regions Financial Corp.	82,973	486,222
Zions Bancorp (c)	25,800	455,886
		942,108
Diversified Financial Services - 2.6%
BM&F BOVESPA SA	22,300	137,682
MSCI, Inc. Class A (a)	21,759	640,150
		777,832
Real Estate Management & Development - 0.5%
Indiabulls Real Estate Ltd.	25,627	144,688
TOTAL FINANCIALS		2,772,406
HEALTH CARE - 16.7%
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc. (a)	4,015	181,237
Alnylam Pharmaceuticals, Inc. (a)(c)	5,000	111,600
Dendreon Corp. (a)	17,452	407,853
Human Genome Sciences, Inc. (a)	8,700	172,086
Isis Pharmaceuticals, Inc. (a)	11,066	178,605
RXi Pharmaceuticals Corp. (a)	13,874	40,373
Vertex Pharmaceuticals, Inc. (a)	12,238	457,824
		1,549,578
Health Care Equipment & Supplies - 9.3%
ArthroCare Corp. (a)	40,272	708,787
Cyberonics, Inc. (a)	30,701	461,743
Edwards Lifesciences Corp. (a)	5,855	362,307
Masimo Corp. (a)	11,041	277,350
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	7,218	$ 289,225
St. Jude Medical, Inc. (a)	8,130	313,330
Stryker Corp.	3,800	157,548
Wright Medical Group, Inc. (a)	9,900	160,776
		2,731,066
Life Sciences Tools & Services - 2.2%
AMAG Pharmaceuticals, Inc. (a)(c)	5,417	222,314
Illumina, Inc. (a)	8,174	288,297
QIAGEN NV (a)	7,000	143,850
		654,461
TOTAL HEALTH CARE		4,935,105
INDUSTRIALS - 15.0%
Aerospace & Defense - 3.0%
Precision Castparts Corp.	9,800	894,543
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	5,200	292,552
Expeditors International of Washington, Inc.	9,500	310,270
		602,822
Building Products - 0.5%
Lennox International, Inc.	3,900	139,932
Construction & Engineering - 0.5%
China Railway Construction Corp. Ltd. (H Shares)	99,000	146,384
Electrical Equipment - 2.1%
Cooper Industries Ltd. Class A	9,100	293,475
Ocean Power Technologies, Inc. (a)	5,122	21,769
Rockwell Automation, Inc.	6,900	288,765
		604,009
Machinery - 4.0%
AGCO Corp. (a)	14,400	449,856
Cummins, Inc.	9,800	444,136
Toro Co.	7,800	295,854
		1,189,846
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	217,657
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.2%
CSX Corp.	7,800	$ 331,500
Knight Transportation, Inc.	18,426	303,845
		635,345
TOTAL INDUSTRIALS		4,430,538
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	25,550	589,439
Computers & Peripherals - 1.6%
Western Digital Corp. (a)	13,700	469,636
Electronic Equipment & Components - 2.1%
Avnet, Inc. (a)	11,800	314,470
BYD Co. Ltd. (H Shares) (a)	48,000	300,989
		615,459
Internet Software & Services - 2.0%
NetEase.com, Inc. sponsored ADR (a)	6,500	272,935
Tencent Holdings Ltd.	21,300	316,871
		589,806
Semiconductors & Semiconductor Equipment - 9.6%
Altera Corp.	22,535	432,897
ASML Holding NV (NY Shares)	22,200	609,834
Broadcom Corp. Class A (a)	10,900	310,105
Marvell Technology Group Ltd. (a)	31,880	486,170
MEMC Electronic Materials, Inc. (a)	24,073	383,964
National Semiconductor Corp.	22,100	335,257
Xilinx, Inc.	13,300	295,792
		2,854,019
Software - 5.1%
Activision Blizzard, Inc. (a)	22,900	265,869
ANSYS, Inc. (a)	9,591	337,028
BMC Software, Inc. (a)	12,900	459,885
Citrix Systems, Inc. (a)	12,400	442,432
		1,505,214
TOTAL INFORMATION TECHNOLOGY		6,623,573
Common Stocks - continued
	Shares	Value
MATERIALS - 8.4%
Chemicals - 7.3%
Intrepid Potash, Inc. (a)(c)	26,000	$ 610,740
Rockwood Holdings, Inc. (a)	16,735	340,892
Terra Industries, Inc.	10,719	333,468
The Mosaic Co.	17,998	872,363
		2,157,463
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	5,200	307,981
TOTAL MATERIALS		2,465,444
TOTAL COMMON STOCKS (Cost $28,361,844)		29,240,201
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.33% (d)	551,621	551,621
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	895,825	895,825
TOTAL MONEY MARKET FUNDS (Cost $1,447,446)		1,447,446
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $29,809,290)		30,687,647
NET OTHER ASSETS - (4.0)%		(1,173,439)
NET ASSETS - 100%		$ 29,514,208
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,186
Fidelity Securities Lending Cash Central Fund	16,468
Total	$ 18,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $30,167,424. Net unrealized appreciation aggregated $520,223, of which $3,783,730 related to appreciated investment securities and $3,263,507 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009